Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Cash flows from operating activities
Profit/(Loss) before tax	RM (4,887,093)	$ (1,161,270)	RM (1,832,106)	RM 197,435
Adjustments for:
Depreciation of property, plant and equipment	1,224,441	290,952	1,245,651	1,427,965
Reversal of expected credit loss on trade receivable	(101,172)	(24,040)
Gain on disposal of plant and equipment				(1,300)
Interest expense	174,978	41,578	422,433	666,872
Interest income	(177,146)	(42,093)	(35,391)	(12,582)
Property, plant and equipment written off	34	8	5	1,822
Inventories write-down	421,605	100,182	257,771	89,301
Inventories written off	13,651	3,244	34,048	332,952
Reversal of inventories write-down	(646)	(155)	(25,543)	(249,099)
Operating cash flows before working capital changes	(3,331,348)	(791,594)	66,868	2,453,366
Changes in working capital:
Inventories	140,505	33,387	3,699,221	2,671,383
Trade and other receivables	4,306,170	1,023,232	(4,353,076)	599,923
Trade and other payables	(3,184,063)	(756,597)	2,144,467	(3,565,014)
Cash generated from / (used in) operations activities	(2,068,736)	(491,572)	1,557,480	2,159,658
Income tax paid	(40,554)	(9,636)	(112,164)	(119,207)
Net cash generated from / (used in) operating activities	(2,109,290)	(501,208)	1,445,316	2,040,451
Cash flows from investing activities
Interest income	177,200	42,106	35,320	12,157
Purchase of plant and equipment	(240,850)	(57,231)	(581,327)	(395,054)
Proceeds from disposal of plant and equipment				1,300
Net cash used in investing activities	(63,650)	(15,125)	(546,007)	(381,597)
Cash flows from financing activities
Proceeds from initial public offering (including over-allotment option), net of offering expenses	27,487,123	6,531,490
Advances from a related party			3,206,402	2,044,063
Repayment of advance to a related party	(100,664)	(23,920)
Loans from related parties				2,190,942
Repayment of loans to related parties	(3,539,625)	(841,086)	(3,457,875)	(923,842)
Interest paid to related parties	(426,626)	(101,375)	(309,275)	(78,241)
Repayment of lease liabilities	(1,310,710)	(311,451)	(1,315,265)	(1,047,395)
Interest paid for lease liabilities	(36,561)	(8,688)	(73,861)	(111,743)
Short-term deposits pledged	(8,576,618)	(2,037,976)	(8,571)	(4,312)
Net cash generated from / (used in) financing activities	13,496,319	3,206,994	(1,958,445)	2,069,472
Net change in cash and cash equivalents, and restricted cash	11,323,379	2,690,661	(1,059,136)	3,728,326
Cash and cash equivalents, and restricted cash at beginning of year	3,493,475	830,120	4,552,611	824,285
Cash and cash equivalents, and restricted cash at end of year	RM 14,816,854	$ 3,520,781	RM 3,493,475	RM 4,552,611